Income Taxes Other Tax Matters (Details) - USD ($) $ in Millions	3 Months Ended					12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Other Tax Matters [Line Items]
Nondeductible expense related to restructuring and impairment						$ 52	$ 75	$ 238
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			$ (51)			(24)	(24)	(44)
Global Workplace Solutions
Other Tax Matters [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount						680	35
Discontinued Operation, Income from Discontinued Operation, before Income Tax						$ 1,203	$ 119	$ 119
Headliner and Sunvisor [Member]
Other Tax Matters [Line Items]
(Loss) on divestiture				$ 95
Income tax expense from disposal				$ 38
Settlement with Taxing Authority [Member] | Mexico
Other Tax Matters [Line Items]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					$ (61)
Automotive Experience Interiors | Yanfeng Automotive Trim Systems [Member]
Other Tax Matters [Line Items]
Discontinued Operation, Income from Discontinued Operation, before Income Tax	$ (145)
Discontinued Operation, Gain on Disposal of Discontinued Operation, Net of Tax	38
Automotive Experience Interiors | Interiors
Other Tax Matters [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	$ 223	$ 75